Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets that were Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Assets:
Investment in marketable securities	$ 44,126	$ 171,633
Quoted Prices in Active Market (Level 1)
Assets:
Investment in marketable securities		171,633
Significant Other Observable Input (Level 2)
Assets:
Investment in marketable securities
Significant Other Unobservable Input (Level 3)
Assets:
Investment in marketable securities